Segmented information (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of operating segments [abstract]
Summary of segmented information based on segments

	Bricks and Mortar	Bricks and Mortar	E-commerce	E-commerce	Total	Total
For the year ended October 31,	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$
Total revenue	$484,444	$431,694	$37,862	$55,975	$522,306	$487,669
Gross profit	$124,651	$105,132	$17,851	$26,182	$142,502	$131,314
Income (loss) from operations	$12,180	$(9,034)	$(7,177)	$(32,391)	$5,003	$(41,425)

	Bricks and Mortar	Bricks and Mortar	E-commerce	E-commerce	Total	Total
As at October 31,	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$
Current assets	$75,161	$59,301	$10,628	$9,344	$85,789	$68,645
Non-current assets	$128,719	$126,579	$31,700	$38,177	$160,419	$164,756
Current liabilities	$56,741	$51,001	$4,739	$7,136	$61,480	$58,137
Non-current liabilities	$35,788	$37,304	$3,428	$4,294	$39,216	$41,598

Summary of segmented information based on geographical areas

	Canada	Canada	USA	USA	International	International	Total	Total
For the year ended October 31,	2024	2023	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$	$	$
Total revenue	$484,444	$431,694	$36,061	$52,780	$1,801	$3,195	$522,306	$487,669
Gross profit (loss)	$125,326	$104,827	$16,050	$24,576	$1,126	$1,911	$142,502	$131,314
(Loss) income from operations	$14,430	$(8,659)	$(9,404)	$(30,137)	$(23)	$(2,629)	$5,003	$(41,425)

	Canada	Canada	USA	USA	International	International	Total	Total
As at October 31, 2024 and October 31, 2023	2024	2023	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$	$	$
Current assets	$77,037	$55,787	$7,940	$11,386	$812	$1,472	$85,789	$68,645
Non-current assets	$129,115	$126,579	$27,634	$34,006	$3,670	$4,171	$160,419	$164,756
Current liabilities	$57,692	$50,968	$3,580	$5,958	$208	$1,211	$61,480	$58,137
Non-current liabilities	$36,680	$37,308	$2,252	$3,814	$284	$476	$39,216	$41,598